Cover	Oct. 18, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 18, 2021
Entity File Number	000-54464
Entity Registrant Name	Thunder Energies Corporation
Entity Central Index Key	0001524872
Entity Tax Identification Number	45-1967797
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	8570 Stirling Rd.
Entity Address, Address Line Two	PMB 388
Entity Address, Address Line Three	Suite 102
Entity Address, City or Town	Hollywood
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33024
City Area Code	(800)
Local Phone Number	791-0270
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	3017 Greene St.
Entity Address, City or Town	Hollywood
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33020